EXPLANATORY NOTE

Incorporated herein by reference is a supplement to the Pax World Funds Series Trust I prospectus for Pax World Global Environmental Markets Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 11, 2014 (SEC Accession No. 0001104659-14-051221).

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase